Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restricted Share Units of 9.70 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price		$ 9.7
Restricted Share Units of 8.29 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price		8.29
Restricted Share Units of 7.10 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price		7.1
Restricted Share Units of 2.57 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price		2.57
Restricted Share Units of 2.30 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price		$ 2.3
Restricted Share Units of 1.84 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	$ 1.84
Restricted Share Units of 1.11 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	$ 1.11